Accounts receivable, net	12 Months Ended
Dec. 31, 2014
Accounts receivable, net [Abstract]
Accounts receivable, net
4	Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,
	2013	2014
Accounts receivable	$236,188	$240,948
Less: Allowance for doubtful debts	(14,571)	(15,076)
Total accounts receivable, net	221,617	225,872
Less: Non-current portion	(1,389)	(3,350)
Current portion	$220,228	$222,522

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2012	2013	2014

Balance at beginning of year	$7,787	$16,034	$14,571
Allowance (recovery) made during the year	9,572	(940)	2,002
Foreign currency translation adjustments	(1,325)	(523)	(1,497)
Balance at end of year	$16,034	$14,571	$15,076